Acquisitions (Details 2) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018
Consideration Paid:
Common stock		$ 18,200,000
Banana Whale Studios PTE Ltd [Member]
Consideration Paid:
Common stock
Non-controlling interest	894,000
Consideration paid	894,000
Assets acquired:
Cash	42,000
Accounts receivable	11,000
Equipment	37,000
Other receivable	2,022,000
Liabilities assumed:
Accounts payable	(288,000)
Total Liabilities Assumed	1,824,000
Bargain purchase gain	$ 930,000